Other liabilities - Stock Options (Details) - Ferroglobe PLC Equity Incentive Plan		12 Months Ended
	May 29, 2016	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of service condition	3 years	3 years
Outstanding at beginning of the period		1,025,042	757,365
Granted during the period		1,184,441	485,860
Exercised during the period		(33,630)
Expired/forfeited during the period | shares			(218,183)
Outstanding at end of the period		2,175,853	1,025,042
Exercisable as of December 31, 2018 and December 31, 2017		155,595